ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Jan. 03, 2015
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following table summarizes the changes in the accumulated balances for each component of accumulated other comprehensive loss:

(Millions of Dollars)	Currency translation adjustment and other	Unrealized (losses) gains on cash flow hedges, net of tax	Unrealized (losses) gains on net investment hedges, net of tax	Pension (losses) gains, net of tax	Total
Balance - December 29, 2012	$29.4	$(93.5)	$(63.3)	$(260.6)	$(388.0)
Other comprehensive (loss) income before reclassifications	(99.9)	4.5	(13.5)	(21.3)	(130.2)
Reclassification adjustments to earnings	—	11.7	—	7.5	19.2
Net other comprehensive (loss) income	(99.9)	16.2	(13.5)	(13.8)	(111.0)
Balance - December 28, 2013	(70.5)	(77.3)	(76.8)	(274.4)	(499.0)
Other comprehensive (loss) income before reclassifications	(726.3)	18.9	39.6	(116.0)	(783.8)
Reclassification adjustments to earnings	—	7.5	—	5.1	12.6
Net other comprehensive (loss) income	(726.3)	26.4	39.6	(110.9)	(771.2)
Balance - January 3, 2015	$(796.8)	$(50.9)	$(37.2)	$(385.3)	$(1,270.2)

(Millions of Dollars)	2014	2013
Components of accumulated other comprehensive income (loss)	Reclassification adjustments	Reclassification adjustments	Affected line item in Consolidated Statements of Operations And Comprehensive Income
Unrealized losses on cash flow hedges	$(14.9)	$(18.5)	Cost of sales
Tax effect	7.4	6.8	Income taxes on continuing operations
Unrealized losses on cash flow hedges, net of tax	$(7.5)	$(11.7)
Amortization of defined benefit pension items:
Actuarial losses	$(4.7)	$(6.5)	Cost of sales
Actuarial losses	(3.2)	(4.4)	Selling, general and administrative
Total before taxes	(7.9)	(10.9)
Tax effect	2.8	3.4	Income taxes on continuing operations
Amortization of defined benefit pension items, net of tax	$(5.1)	$(7.5)